Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 615,130	$ 81,966	$ 85,876	$ 213,673	$ 2,949,582
Administrative expenses - related party	45,000	15,000	15,000	60,000	135,000
Franchise tax expense	53,058	49,863	64,160	114,023	149,821
Loss from operations	(713,188)	(146,829)	(165,036)	(387,696)	(3,234,403)
Other (expense) income:
Financing cost - derivative warrant liabilities		(474,390)	(474,390)	(474,390)
Change in fair value of derivative warrant liabilities	(46,620,000)	340,000	340,000	(15,340,000)	(67,240,000)
Net gain (loss) from investments held in Trust Account	23,774	18,534	18,534	67,571	46,232
Net loss	$ (47,309,414)	$ (262,685)	$ (280,892)	$ (16,134,515)	$ (70,428,171)
Class A Common Stock
Other (expense) income:
Weighted average shares outstanding common stock (in Shares)	20,000,000	8,043,478	7,115,385	13,163,265	20,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)	$ (0.02)	$ (0.02)	$ (0.89)	$ (2.82)
Class B Common Stock
Other (expense) income:
Weighted average shares outstanding common stock (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)	$ (0.02)	$ (0.02)	$ (0.89)	$ (2.82)